Document and Entity Information	Nov. 06, 2025
Cover [Abstract]
Entity Registrant Name	FIRST FINANCIAL BANCORP /OH/
Amendment Flag	false
Entity Central Index Key	0000708955
Document Type	8-K
Document Period End Date	Nov. 06, 2025
Entity Incorporation State Country Code	OH
Entity File Number	001-34762
Entity Tax Identification Number	31-1042001
Entity Address, Address Line One	255 East Fifth Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	(877)
Local Phone Number	322-9530
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, No par value
Trading Symbol	FFBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false